Subsequent Events (Details)						1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥)	Jul. 31, 2021	Feb. 01, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)	Apr. 28, 2021	Feb. 01, 2021 $ / shares
Subsequent event
Cash consideration							¥ 86,916,000	¥ 23,813,000
Aggregate net proceeds						¥ 765,867,000
Ownership percentage						0.00%	0.00%	0.00%
American Depository Shares
Subsequent event
Common shares converted to ADSs tradable on DTC (Depository Trust Company) (as a percent)					17.00%
Subsequent Event | American Depository Shares
Subsequent event
Common shares converted to ADSs tradable on DTC (Depository Trust Company) (as a percent)				40.00%
Subsequent Event | Over-Allotment Option | American Depository Shares
Subsequent event
Share price | $ / shares										$ 15.00
Aggregate net proceeds					¥ 87,642,000
SAWAN CO. LTD. ("SAWAN") | Subsequent Event
Subsequent event
Ownership percentage									100.00%
Acquisition of ZACC's Share | Subsequent Event
Subsequent event
Cash consideration			¥ 69,014,000
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition percentage		60.00%	100.00%
Business consideration			¥ 370,000,000
Number of luxury hair salon brands operated			3
Luxury brands recognition term			30 years
Business combination, step acquisition, equity interest in acquiree fair value	¥ 148,000,000	¥ 152,986,000